Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss (FVTPL)
Financial assets at fair value through profit or loss			$ 137,926
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 90,213	$ 223,352	$ 267,000
Financial Liabilities Current | K2HV Warrants
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 90,213	$ 223,352